NOTE 3 - ACQUISITION - Acquisition of AFI (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jan. 18, 2012
Business Combinations [Abstract]
Accounts receivable acquired	$ 850,000		$ 850,000
Goodwill acquired	6,000,410		6,000,410
Less liabilities assumed
Note payable acquired	1,356,300
Accounts payable acquired	536,610
Net liabilities assumed	(1,892,910)
Total Purchase price				$ 4,957,500